Condensed Parent Company Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed balance sheets

The following condensed financial information reflects the accounts and transactions of First Guaranty Bancshares, Inc. for the dates indicated:

First Guaranty Bancshares, Inc.

Condensed Balance Sheets

	December 31,
(in thousands)	2014	2013
Assets
Cash	$723	$433
Investment in bank subsidiary	138,176	123,681
Investment Securities: (Available for sale, at fair value)	70	64
Other assets	5,129	1,748

Total Assets	$144,098	$125,926

Liabilities and Shareholders’ Equity
Short-term debt	$1,800	$1,800
Long-term debt	2,439	500
Other liabilities	276	221

Total Liabilities	4,515	2,521
Shareholders’ Equity	139,583	123,405

Total Liabilities and Shareholders’ Equity	$144,098	$125,926

Condensed statements of income

First Guaranty Bancshares, Inc.

Condensed Statement of Income

	December 31,
(in thousands)	2014	2013	2012
Operating Income
Dividends received from bank subsidiary	$6,448	$4,669	$6,400
Other Income	162	90	1

Total Operating Income	6,610	4,759	6401

Operating Expenses
Interest expense	130	115	91
Salaries & Benefits	140	88	101
Other Expenses	464	449	667

Total Operating Expenses	734	652	859

Income Before Income Tax Benefit and Increase in Equity in Undistributed Earnings of Subsidiary	5,876	4,107	5,542
Income tax benefit	229	212	373

Income Before Increase in Equity in Undistributed Earnings of Subsidiary	6,105	4,319	5,915
Increase in equity in undistributed earnings of subsidiary	5,119	4,827	6,144

Net Income	11,224	9,146	12,059
Less preferred stock dividends	(394)	(713)	(1,972)

Net Income Available to Common Shareholders	$10,830	$8,433	$10,087

Condensed statements of cash flow

First Guaranty Bancshares, Inc.

Condensed Statement of Cash Flow

	December 31,
(in thousands)	2014	2013	2012
Cash Flows from Operating Activities:
Net income	$11,224	$9,146	$12,059
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Increase in equity in undistributed earnings of subsidiary	(5,119)	(4,827)	(6,144)
Loss on sale of securities	—	—	2
Net change in other liabilities	55	2	32
Net change in other assets	(3,383)	161	(122)

Net Cash Provided by Operating Activities	2,777	4,482	5,827

Cash Flows from Investing Activities:
Proceeds from maturities, calls and sales of AFS securities	—	—	248
Funds Invested in AFS securities	(5)	—	(41)

Net Cash (Used In ) Provided by Investing Activities	(5)	—	207

Cash Flows from Financing Activities:
Proceeds from short-term debt	—	—	1,800
Proceeds from long-term debt	2,555	—	—
Repayment of long-term debt	(616)	(600)	(2,100)
Repurchase of common stock	—	—	(54)
Dividends paid	(4,421)	(4,740)	(6,007)

Net Cash Used In Financing Activities	(2,482)	(5,340)	(6,361)

Net Increase (Decrease) in Cash and Cash Equivalents	290	(858)	(327)
Cash and cash equivalents at the beginning of the period	433	1,291	1,618

Cash and Cash Equivalents at the End of the Period	$723	$433	$1,291